Statutory Reserves and Restricted Net Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statutory Reserves And Restricted Net Assets [Abstract]
Appropriation to the general reserve fund (as a percent)	10.00%
Required subsidiaries registered capital to avoid net profit allocation to general reserve (as a percent)	50.00%
Portion of after-tax profit to be allocated to statutory surplus fund under PRC law (as a percent)	10.00%
Required statutory surplus fund/registered capital ratio to avoid net profit allocation to statutory surplus fund (as a percent)	50.00%
Amount of net assets of the relevant PRC in the group, not available for distribution	¥ 5,813	¥ 5,054
Percentage of restricted net assets	54.10%